Preferred Stock (Details) - $ / shares	Jun. 25, 2021	Jul. 17, 2021
Series A Preferred Stock
Preferred shares issued		25,000
Liquidation preference annual rate, per share		$ 1,000.00
Preferred stock accrue cummulative dividends annual rate		8.50%
Third [Member]
Percentage of liquidation preference per share	103.00%
Fourth [Member]
Percentage of liquidation preference per share	102.00%
Fifth [Member]
Percentage of liquidation preference per share	100.00%